Summary of Significant Accounting Policies (Tables)	3 Months Ended
Aug. 31, 2025
Summary of Significant Accounting Policies
Schedule of cash and cash equivalents that are measured at fair value on a recurring basis

	August 31, 2025
	Cost or	Gross	Total
	amortized	unrealized	estimated
(in thousands)	cost	gains	fair value
Cash	$1,697	$—	$1,697
Level 1 securities:
Money market funds	2,603	—	2,603
Level 2 securities:
U.S. treasuries	$5,032	$—	$5,032

	May 31, 2025
	Cost or	Gross	Total
	amortized	unrealized	estimated
	cost	gains	fair value
Cash	$534	$—	$534
Level 1 securities:
Money market funds	$11,369	$—	$11,369